UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service
The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS  66211

Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	Last day of February
Date of reporting period:	August 31, 2017

Item #1. Reports to Stockholders.

INDEX	DGHM All-Cap Value Fund; DGHM V2000 SmallCap Value Fund; DGHM MicroCap Fund

For the six months ended August 31, 2017 (unaudited)

Semi-Annual Report

DGHM FUNDS

DGHM All-Cap Value Fund

DGHM V2000 SmallCap Value Fund

DGHM MicroCap Value Fund

DGHM ALL-CAP VALUE FUND

Portfolio Holdings by Sector
As of August 31, 2017 (unaudited)

DGHM ALL-CAP VALUE FUND

Schedule of Investments
As of August 31, 2017 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	94.52%
	COMPUTER/SOFTWARE	6.31%
3,145	Check Point Software Technologies Ltd.*		$351,831
11,165	Cisco Systems, Inc.		359,625
			711,456
	DIVERSIFIED FINANCIAL SERVICES	21.78%
575	Brighthouse Financial, Inc.*		32,815
6,906	CIT Group Inc.		309,734
9,404	Invesco Limited		308,263
5,095	JPMorgan Chase & Co.		463,085
2,724	PNC Financial Service Group, Inc.		341,617
4,006	Prudential Financial, Inc.		408,932
18,415	Regions Financial Corp.		259,836
5,987	SunTrust Banks, Inc.		329,884
			2,454,166
	HEALTHCARE	13.03%
8,529	Abbott Laboratories		434,467
26,962	Allscripts Healthcare Solutions, Inc.*		354,281
21,750	Brookdale Senior Living Inc.*		263,827
11,430	Smith & Nephew plc		416,052
			1,468,627
	INSURANCE	5.65%
6,295	MetLife, Inc.		294,795
2,460	Renaissance Holdings Ltd.		342,334
			637,129
	INTEGRATED UTILITIES	20.77%
4,036	AGCO Corp.		276,264
14,031	Cabot Oil & Gas Corp.		358,492
2,874	Edison International		230,437
9,908	National Oilwell Varco, Inc.		303,878
4,342	Owens Corning		321,872
64,173	Precision Drilling Corp.*		164,283
11,449	Suncor Energy, Inc.		358,697
6,614	Xcel Energy, Inc.		327,393
			2,341,316

DGHM ALL-CAP VALUE FUND

Schedule of Investments
As of August 31, 2017 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MEDIA	2.48%
10,292	Twenty-First Century Fox, Inc.		$278,913
	MISCELLANEOUS MANUFACTURING	15.81%
4,183	Analog Devices, Inc.		349,992
3,498	Eastman Chemical Co.		301,528
3,793	Edgewell Personal Care *		288,040
7,737	Masco Corp.		284,489
3,320	Regal-Beloit Corp.		250,328
2,937	The JM Smucker Company		307,680
			1,782,057
	REAL ESTATE INVESTMENT TRUSTS	2.14%
5,656	Liberty Property Trust		240,946
	RETAIL	4.03%
10,980	Gap, Inc.		259,348
4,224	Williams-Sonoma, Inc.		194,304
			453,652
	TRANSPORTATION	2.52%
2,694	Union Pacific Corp.		283,678
	TOTAL COMMON STOCKS
	(Cost: $8,858,872)	94.52%	10,651,940
	SHORT TERM INVESTMENTS	5.13%
578,615	Federated Treasury Obligations Fund 0.87%**
	(Cost: $578,615)		578,615
	TOTAL INVESTMENTS	99.65%
	(Cost: $9,437,487 )		11,230,555
	Other assets, net of liabilities	0.35%	39,650
	NET ASSETS	100.00%	$11,270,205

*	Non-income producing
**	Effective 7 day yield at August 31, 2017
See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
Portfolio Holdings by Sector
As of August 31, 2017 (unaudited)

DGHM V2000 SMALLCAP VALUE FUND

Schedule of Investments
As of August 31, 2017 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	97.46%
	BANKS	18.93%
45,130	Associated Banc-Corp.		$988,347
19,290	Capital Bank Financial Corp Class A		725,304
25,594	Community Trust Bancorp, Inc.		1,089,025
45,662	First Midwest Bancorp, Inc.		962,555
64,977	Fulton Financial Corp.		1,133,849
43,298	Greenhill & Co., Inc.		651,635
19,980	Hancock Holding Co.		878,121
68,130	Old National Bancorp		1,113,926
44,191	Provident Financial Services		1,098,146
31,143	Sandy Spring Bancorp, Inc.		1,201,186
18,390	Washington Federal, Inc.		574,688
15,474	WesBanco, Inc.		587,703
			11,004,485
	COMMERCIAL SERVICES	2.44%
30,028	ServiceMaster Global Holdings, Inc.*		1,414,919
	HEALTHCARE	5.50%
81,139	Allscripts Healthcare Solutions, Inc.*		1,066,166
10,855	LHC Group, Inc.*		708,289
27,301	Merit Medical Systems, Inc.*		1,127,531
3,364	Parexel International Corp.*		295,662
			3,197,648
	INDUSTRIAL	10.19%
21,228	ABM Industries, Inc.		943,160
38,554	Atkore International Group Inc.*		642,310
23,938	HNI Corporation		877,328
48,762	Navigant Consulting, Inc.*		747,521
15,393	On Assignment, Inc.*		734,246
31,736	Quanta Services, Inc.*		1,140,274
19,507	The Greenbrier Companies, Inc.		836,850
			5,921,689
	INSURANCE	7.32%
35,906	CNO Financial Group, Inc.		802,499
29,762	Employers Holdings, Inc.		1,254,468
24,406	Horace Mann Educators Corp.		857,871
76,707	Radian Group, Inc.		1,342,373
			4,257,211

DGHM V2000 SMALLCAP VALUE FUND

Schedule of Investments
As of August 31, 2017 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	INVESTMENT SERVICES	3.93%
66,871	Kennedy-Wilson Holdings, Inc.		$1,290,610
26,066	Legg Mason, Inc.		995,461
			2,286,071
	MATERIALS	1.47%
23,673	PolyOne Corp.		855,542
	MISCELLANEOUS MANUFACTURING	16.70%
34,888	Continental Building Products, Inc.*		849,523
9,544	Edgewell Personal Care Co.*		724,771
24,615	Global Brass & Copper Holdings, Inc.		734,758
9,182	IPG Photonics Corp.*		1,614,104
10,667	Kaiser Aluminum Corp.		1,027,445
30,063	Mueller Industries, Inc.		896,779
32,524	NetScout Systems, Inc.*		1,065,161
40,996	Orion Engineered Carbons SA		881,414
33,710	Teradyne, Inc.		1,200,413
49,928	TTM Technologies*		710,975
			9,705,343
	OIL & GAS SERVICES	6.46%
17,183	Dril-Quip, Inc.*		645,222
153,651	Precision Drilling Corp.*		393,347
33,799	Rice Energy Inc.*		924,741
15,802	Vectren Corp.		1,036,769
75,600	WPX Energy, Inc.*		755,244
.			3,755,323
	REAL ESTATE INVESTMENT TRUSTS	9.38%
91,658	Brandywine Realty Trust		1,574,684
81,513	Colony NorthStar, Inc.		1,068,635
96,421	Cousins Properties, Inc.		901,536
55,053	Hersha Hospitality Trust Class A		1,020,683
44,103	Kite Realty Group		887,352
			5,452,890

DGHM V2000 SMALLCAP VALUE FUND

Schedule of Investments
As of August 31, 2017 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	RETAIL	7.54%
90,123	American Eagle Outfitters, Inc.		$1,076,970
39,040	Arcos Dorados Holdings, Inc.*		335,744
24,644	Caleres, Inc.		664,895
6,943	Deckers Outdoor Corp.*		443,658
24,919	GameStop Corp.		461,002
31,347	Select Comfort Corp.*		925,677
10,793	Weis Markets, Inc.		477,159
			4,385,105
	TRANSPORTATION	4.08%
21,087	Cooper Tire & Rubber Company		708,523
16,758	Forward Air Corp.		870,913
7,940	Old Dominion Freight Line, Inc.*		793,206
			2,372,642
	UTILITIES	3.52%
22,777	El Paso Electric Co.		1,265,262
16,448	Portland General Electric Co.		781,444
			2,046,706
	TOTAL COMMON STOCKS
	(Cost: $51,410,406)	97.46%	56,655,574

	SHORT TERM INVESTMENTS	2.56%
1,487,677	Federated Treasury Obligation Fund 0.87%**
	(Cost: $1,487,677)		1,487,677
	TOTAL INVESTMENTS	100.02%
	(Cost: $52,898,083)		58,143,251
	Liabilities in excess of other assets	(0.02%)	(12,195)
	NET ASSETS	100.00%	$58,131,056

*	Non-income producing
**	Effective 7 day yield at August 31, 2017

See Notes to Financial Statements

DGHM MICROCAP VALUE FUND
Portfolio Holdings by Sector
As of August 31, 2017 (unaudited)

DGHM MICROCAP VALUE FUND

Schedule of Investments
As of August 31, 2017 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	91.93%
	BANKS	15.89%
17,188	BankFinancial Corp.		$275,696
2,890	Capital City Bank Group, Inc.		59,794
12,416	CoBiz Financial Inc.		211,693
5,629	Community Trust Bancorp, Inc.		239,514
12,008	First Bancorp		371,528
13,288	First Community Bancshares, Inc.		342,033
10,718	HomeTrust Bancshares Inc.*		248,658
9,927	MainSource Financial Group, Inc.		324,911
8,273	National Bankshares, Inc.		325,956
9,109	Northrim BanCorp, Inc.		271,904
7,291	Pacific Continental Corp.		173,161
29,133	Park Sterling Corp.		331,242
8,242	Sandy Spring Bancorp, Inc.		317,894
15,152	Southwest Bancorp, Inc.		382,588
			3,876,572
	CAPITAL GOODS	11.88%
17,859	Continental Building Products, Inc.*		434,867
27,686	Fly Leasing Ltd. ADR*		377,360
9,921	Hurco Companies, Inc.		348,723
16,211	Kimball Electronics, Inc.*		308,820
8,874	Preformed Line Products Co.		463,666
37,441	Sterling Construction Co., Inc.*		441,055
39,349	Transcat, Inc.*		523,342
			2,897,833
	COMMERCIAL & PROFESSIONAL SERVICES	3.44%
22,781	CBIZ, Inc.*		345,132
13,405	SP Plus Corp.*		494,645
			839,777
	CONSUMER DISCRETIONARY	3.73%
40,511	Francesca’s Holdings Corp.*		294,110
4,811	Johnson Outdoors Inc. Class A		306,942
18,889	Nautilus, Inc.*		308,835
			909,887

DGHM MICROCAP VALUE FUND

Schedule of Investments
As of August 31, 2017 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	CONSUMER DURABLES & APPAREL	2.35%
2,033	Cavco Industries, Inc. *		$273,540
17,665	Kimball International, Inc.		299,598
			573,138
	CONSUMER SERVICES	5.50%
21,044	Ark Restaurants Corp.		484,012
850	Biglari Holdings, Inc.*		253,096
10,245	Collectors Universe, Inc.		246,187
14,427	The Marcus Corp.		359,232
			1,342,527
	DIVERSIFIED FINANCIALS	2.72%
14,518	Greenhill & Co.		218,496
17,034	Marlin Business Services Corp.		444,587
			663,083
	ENERGY	4.55%
59,220	Newpark Resources, Inc. *		476,721
28,755	Ring Energy, Inc.*		342,760
16,826	SandRidge Energy, Inc.*		289,744
			1,109,225
	FINANCIALS	5.46%
14,796	EMC Insurance Group, Inc.		412,512
14,774	Employers Holdings, Inc.		622,724
29,701	Western New England Bancorp, Inc.		295,525
			1,330,761
	HEALTHCARE	5.15%
8,502	Almost Family, Inc.*		414,047
13,537	Cutera, Inc.*		502,899
5,194	LHC Group Inc.*		338,909
			1,255,855

DGHM MICROCAP VALUE FUND

Schedule of Investments
As of August 31, 2017 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MATERIALS	9.16%
19,916	Core Molding Technologies, Inc.		$409,672
14,011	Handy & Harman Ltd.*		458,160
6,899	Innophos Holdings, Inc.		315,008
4,339	Neenah Paper, Inc.		335,188
16,970	Orion Engineered Carbons S.A.		364,855
4,394	United States Lime & Minerals, Inc.		351,300
			2,234,183
	REAL ESTATE INVESTMENT TRUSTS	11.33%
5,144	Agree Realty Corp.		257,817
52,917	CatchMark Timber Trust, Inc.		610,133
44,712	City Office REIT, Inc.		571,866
79,377	FelCor Lodging Trust Inc.		579,452
20,311	iStar Inc.*		235,811
38,774	Ramco-Gershenson Properties Trust		509,878
			2,764,957
	SEMICONDUCTORS	2.75%
19,387	Kulicke and Soffa Industries, Inc.*		368,935
13,545	Rudolph Technologies, Inc.*		300,699
			669,634
	SOFTWARE & SERVICES	1.39%
30,906	American Software, Inc. Class A		340,275
	TRANSPORTATION	1.94%
27,551	Marten Transport, Ltd.		472,500
	UTILITIES	4.69%
12,933	Artesian Resources Corp. Class A		479,685
24,116	RGC Resources, Inc.		664,396
			1,144,081
	TOTAL COMMON STOCKS	91.93%
	(Cost: $18,747,521)		22,424,288

DGHM MICROCAP VALUE FUND

Schedule of Investments
As of August 31, 2017 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	SHORT TERM INVESTMENTS	8.30%
2,025,809	Federated Treasury Obligation Fund 0.87% **
	(Cost: $2,025,809)		$2,025,809
	TOTAL INVESTMENTS	100.23%
	(Cost: $20,773,330)		24,450,097
	Liabilities in excess of other assets	(0.23%)	(55,718)
	NET ASSETS	100.00%	$24,394,379

*	Non-income producing
**	Effective 7 day yield at August 31, 2017

ADR — Security represented is held by the custodian bank in the form of American Depositary Receipts.
See Notes to Financial Statements

DGHM FUNDS

Statements of Assets & Liabilities
As of August 31, 2017 (unaudited)

		DGHM V2000	DGHM
	DGHM All-Cap	SmallCap	MicroCap
	Value Fund	Value Fund	Value Fund

ASSETS
Investments at value (identified cost of $9,437,487
$52,898,083 and $20,773,330
respectively) (Note 1)	$11,230,555	$58,143,251	$24,450,097
Receivable for investments sold	18,268	156,412	—
Receivable for capital stock sold	20	146,592	—
Dividends and interest receivable	19,579	40,522	20,353
Prepaid expenses	15,364	44,446	23,634
TOTAL ASSETS	11,283,786	58,531,223	24,494,084
LIABILITIES
Payable for capital stock purchased	—	116,328	—
Payable for securities purchased	—	257,446	80,888
Accrued investment advisory fees	—	17,421	11,170
Accrued 12b-1 fees	—	67	52
Accrued administration, transfer agent and
accounting fees	2,144	8,291	3,641
Accrued professional fees	7,885	—	—
Accrued custody fees	1,403	614	881
Other accrued expenses	2,149	—	3,073
TOTAL LIABILITIES	13,581	400,167	99,705
NET ASSETS	$11,270,205	$58,131,056	$24,394,379
Net Assets Consist of:
Paid-in-capital	$8,059,668	$50,472,312	$19,182,044
Accumulated net investment income (loss)	19,846	497,007	50,637
Accumulated net realized gain (loss) on investments	1,397,623	1,916,569	1,484,931
Net unrealized appreciation (depreciation)
of investments	1,793,068	5,245,168	3,676,767
Net Assets	$11,270,205	$58,131,056	$24,394,379
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
Investor Class
Net Assets	$6,094,678	$214,104	$318,452
Shares Outstanding (unlimited number of shares
authorized without par value)	715,403	17,594	24,812
Net Asset Value and Offering Price Per Share	$8.52	$12.17	$12.83
Redemption Price Per Share	$8.52	$12.17	$12.70	(b)
Class C(a)
Net Assets	$1,981,721	N/A	N/A
Shares Outstanding (unlimited number of shares
authorized without par value)	255,353	N/A	N/A
Net Asset Value, Offering and Redemption Price
Per Share	$7.76	N/A	N/A
Institutional Class
Net Assets	$3,193,806	$57,916,952	$24,075,927
Shares Outstanding (unlimited number of shares
authorized without par value)	373,373	4,458,382	1,875,675
Net Asset Value and Offering Price Per Share	$8.55	$12.99	$12.84
Redemption Price Per Share	$8.55	$12.99	$12.71	(b)

(a)	May be subject to a contingent deferred sales charge if redeemed within one year of purchase (see Note 1)
(b)	Certain redemptions made within 60 days of purchase may include a redemption fee

See Notes to Financial Statements

DGHM FUNDS

Statements of Operations
As of August 31, 2017 (unaudited)

		DGHM V2000	DGHM
	DGHM All-Cap	SmallCap	MicroCap
	Value Fund	Value Fund	Value Fund
	For the	For the	For the
	six months	six months	six months
	ended	ended	ended
	August 31, 2017	August 31, 2017	August 31, 2017

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $822,
$2,345 and $480, respectively)	$120,778	$787,865	$190,449
Interest	1,119	5,816	5,722
Total investment income	121,897	793,681	196,171

EXPENSES
Investment advisory fees (Note 2)	44,468	241,391	120,430
12b-1 fees (Note 2)
Investor Class	9,778	578	342
Class C	11,152	—	—
Recordkeeping and administrative services (Note 2)	7,562	23,776	9,350
Accounting fees (Note 2)	7,562	13,483	12,365
Custodian fees	3,679	5,761	7,758
Transfer agent fees (Note 2)
Investor Class	5,084	149	103
Class C	1,390	—	—
Institutional Class	2,440	13,894	9,348
Professional fees	14,668	28,205	18,069
Filing and registration fees	13,233	15,196	2,366
Trustee fees	996	3,427	1,531
Compliance fees	2,731	4,895	3,231
Shareholder reports
Investor Class	1,607	677	49
Class C	473	—	—
Institutional Class	668	4,739	4,176
Shareholder servicing (Note 2)
Investor Class	6,161	770	206
Class C	571	—	—
Institutional Class	1,766	12,955	4,783
Insurance	1,604	1,802	2,540
Other	6,781	12,541	6,925
Total expenses	144,374	384,239	203,572
Advisory fee waivers and reimbursed
expenses (Note 2)	(42,323)	(87,565)	(59,836)
Net Expenses	102,051	296,674	143,736
Net investment income (loss)	19,846	497,007	52,435

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments	885,033	1,947,081	1,131,676
Net increase (decrease) in unrealized appreciation
(depreciation) of investments	(1,300,032)	(4,449,172)	31,068
Net realized and unrealized gain (loss)
on investments	(414,999)	(2,502,091)	1,162,744
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS	$(395,153)	$(2,005,084)	$1,215,179
See Notes to Financial Statements

DGHM FUNDS
Statements of Changes in Net Assets

	DGHM All-Cap
	Value Fund
	For the
	six months	For the
	ended	year ended
	August 31, 2017	February 28,
	(unaudited)	2017
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$19,846	$98,471
Net realized gain (loss) on investments	885,033	2,699,433
Net increase (decrease) in unrealized
appreciation (depreciation) of investments	(1,300,032)	1,861,261
Increase (decrease) in net assets from operations	(395,153)	4,659,165

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Investor Class	—	(175,119)
Class C ***	—	(39,675)
Institutional Class	—	(106,635)
Net realized gain
Investor Class	—	(424,637)
Class C ***	—	(124,700)
Institutional Class	—	(201,647)
Decrease in net assets from distributions	—	(1,072,413)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Investor Class	147,042	1,174,404
Class C ***	16,800	45,098
Institutional Class	57,713	990,072
Distributions reinvested
Investor Class	—	531,502
Class C ***	—	156,211
Institutional Class	—	303,728
Shares redeemed
Investor Class	(2,697,614)	(5,202,071)
Class C ***	(356,126)	(1,064,782)
Institutional Class	(715,635)	(5,575,315)
Increase (decrease) in net assets from capital stock transactions	(3,547,820)	(8,641,153)
NET ASSETS
Increase (decrease) during period	(3,942,973)	(5,054,401)
Beginning of period	15,213,178	20,267,579
End of period**	$11,270,205	$15,213,178
**Includes undistributed net investment income (loss) of:	$19,846	$—

*	Inception date
***	Class C shares are only applicable to the DGHM All-Cap Value Fund

See Notes to Financial Statements

DGHM FUNDS
Statements of Changes in Net Assets (Continued)

	DGHM V2000
	SmallCap Value Fund
	For the
	six months	For the
	ended	year ended
	August 31, 2017	February 28,
	(unaudited)	2017
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$497,007	$287,984
Net realized gain (loss) on investments	1,947,081	677,097
Net increase (decrease) in unrealized
appreciation (depreciation) of investments	(4,449,172)	10,538,612
Increase (decrease) in net assets from operations	(2,005,084)	11,503,693

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Investor Class	—	(2,725)
Class C ***	—	—
Institutional Class	—	(328,834)
Net realized gain
Investor Class	—	—
Class C ***	—	—
Institutional Class	—	—
Decrease in net assets from distributions	—	(331,559)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Investor Class	19,703	446,137
Class C ***	—	—
Institutional Class	7,097,569	33,740,528
Distributions reinvested
Investor Class	—	2,497
Class C ***	—	—
Institutional Class	—	304,568
Shares redeemed
Investor Class	(392,734)	(185,250)
Class C ***		—
Institutional Class	(7,982,223)	(5,998,431)
Increase (decrease) in net assets from capital stock transactions	(1,257,685)	28,310,049
NET ASSETS
Increase (decrease) during period	(3,262,769)	39,482,183
Beginning of period	61,393,825	21,911,642
End of period**	$58,131,056	$61,393,825
**Includes undistributed net investment income (loss) of:	$497,007	$—

*	Inception date
***	Class C shares are only applicable to the DGHM All-Cap Value Fund

See Notes to Financial Statements

DGHM FUNDS
Statements of Changes in Net Assets (Continued)

	DGHM MicroCap
	Value Fund
	For the
	six months	For the
	ended	period ended
	August 31, 2017	June 1, 2016* to
	(unaudited)	February 28, 2017
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$52,435	$43,916
Net realized gain (loss) on investments	1,131,676	374,253
Net increase (decrease) in unrealized
appreciation (depreciation) of investments	31,068	3,645,699
Increase (decrease) in net assets from operations	1,215,179	4,063,868

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Investor Class	—	—
Class C ***	—	—
Institutional Class	—	(66,712)
Net realized gain
Investor Class	—	—
Class C ***	—	—
Institutional Class	—	—
Decrease in net assets from distributions	—	(66,712)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Investor Class	180,818	189,243
Class C ***	—	—
Institutional Class	68,857	18,998,785
Distributions reinvested
Investor Class	—	—
Class C ***	—	—
Institutional Class	—	66,183
Shares redeemed
Investor Class	(73,391)	—
Class C ***	—	—
Institutional Class	(125,713)	(122,738)
Increase (decrease) in net assets from capital stock transactions	50,571	19,131,473

NET ASSETS
Increase (decrease) during period	1,265,750	23,128,629
Beginning of period	23,128,629	—
End of period**	$24,394,379	$23,128,629
**Includes undistributed net investment income (loss) of:	$50,637	$(1,798)

*	Inception date
***	Class C shares are only applicable to the DGHM All-Cap Value Fund

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
Financial Highlights
Selected per Share Data for a Share Outstanding Throughout each Period

	Investor Class Shares
	Six months				Year ended February 28,
	ended		Year ended	Year ended
	August 31, 2017		February 28,	February 29,
	(unaudited)		2017	2016	2015	2014	2013

Net asset value,
beginning of period	$8.78		$7.13	$12.42	$13.64	$11.79	$11.13

Investment activities
Net investment
income (loss)(A)	0.01		0.05	0.05	0.03	0.02	0.09
Net realized and
unrealized gain
(loss) on investments	(0.27)		2.22	(1.75)	1.20	3.21	0.84

Total from investment activities	(0.26)		2.27	(1.70)	1.23	3.23	0.93

Distributions
Net investment income	—		(0.18)	—	(0.16)	—	(0.16)
Net realized gain	—		(0.44)	(3.59)	(2.29)	(1.38)	(0.11)
Total distributions	—		(0.62)	(3.59)	(2.45)	(1.38)	(0.27)

Net asset value, end of period	$8.52		$8.78	$7.13	$12.42	$13.64	$11.79

Total Return	(2.96	%)**	31.94%	(15.65%)	9.64%	27.91%	8.59%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.09	%*	1.97%	1.71%	1.50%	1.60%	1.45%
Expenses, net of management
fee waivers	1.50	%*	1.52%	1.71%	1.50%	1.60%	1.45%
Net investment
income (loss)	0.28	%*	0.62%	0.46%	0.21%	0.17%	0.86%
Portfolio turnover rate	23.42	%**	55.80%	49.92%	37.91%	40.36%	60.57%
Net assets, end of
period (000’s)	$6,095		$8,875	$10,298	$23,787	$31,893	$30,165

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
*	Annualized
**	Not annualized

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Class C Shares
	Six months				Year ended February 28,
	ended		Year ended	Year ended
	August 31, 2017		February 28,	February 29,
	(unaudited)		2017	2016	2015	2014	2013

Net asset value,
beginning of period	$8.02		$6.56	$11.82	$13.11	$11.47	$10.87

Investment activities
Net investment
income (loss)(A)	(0.01)		—(B )	(0.02)	(0.07)	(0.07)	0.01
Net realized and
unrealized gain
(loss) on investments	(0.25)		2.04	(1.65)	1.16	3.09	0.83

Total from investment activities	(0.26)		2.04	(1.67)	1.09	3.02	0.84

Distributions
Net investment income	—		(0.14)	—	(0.09)	—	(0.13)
Net realized gain	—		(0.44)	(3.59)	(2.29)	(1.38)	(0.11)
Total distributions	—		(0.58)	(3.59)	(2.38)	(1.38)	(0.24)

Net asset value, end of period	$7.76		$8.02	$6.56	$11.82	$13.11	$11.47

Total Return	(3.24	%)**	31.17%	(16.24%)	8.91%	26.83%	7.88%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.74	%*	2.63%	2.38%	2.21%	2.34%	2.20%
Expenses, net of management
fee waivers	2.10	%*	2.13%	2.38%	2.21%	2.34%	2.20%
Net investment
income (loss)	(0.31	%)*	0.01%	(0.21%)	(0.50%)	(0.57%)	0.12%
Portfolio turnover rate	23.42	%**	55.80%	49.92%	37.91%	40.36%	60.57%
Net assets, end of
period (000’s)	$1,982		$2,393	$2,740	$5,859	$5,606	$5,111

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Less than $0.01 per share
*	Annualized
**	Not annualized

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Institutional Class Shares
	Six months				Year ended February 28,
	ended		Year ended	Year ended
	August 31, 2017		February 28,	February 29,
	(unaudited)		2017	2016	2015	2014	2013

Net asset value,
beginning of period	$8.79		$7.15	$12.40	$13.62	$11.75	$11.13

Investment activities
Net investment
income (loss)(A)	0.03		0.08	0.10	0.07	0.07	0.13
Net realized and
unrealized gain
(loss) on investments	(0.27)		2.23	(1.76)	1.20	3.18	0.85

Total from investment activities	(0.24)		2.31	(1.66)	1.27	3.25	0.98

Distributions
Net investment income	—		(0.23)	—	(0.20)	—	(0.25)
Net realized gain	—		(0.44)	(3.59)	(2.29)	(1.38)	(0.11)
Total distributions	—		(0.67)	(3.59)	(2.49)	(1.38)	(0.36)

Net asset value, end of period	$8.55		$8.79	$7.15	$12.40	$13.62	$11.75

Total Return	(2.73	%)**	32.44%	(15.31%)	10.00%	28.18%	9.03%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.78	%*	1.64%	1.30%	1.19%	1.27%	1.12%
Expenses, net of management
fee waivers	1.10	%*	1.13%	1.30%	1.19%	1.27%	1.12%
Net investment
income (loss)	0.68	%*	1.00%	0.87%	0.51%	0.50%	1.20%
Portfolio turnover rate	23.42	%**	55.80%	49.92%	37.91%	40.36%	60.57%
Net assets, end of
period (000’s)	$3,194		$3,945	$7,229	$24,271	$29,085	$26,509

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
*	Annualized
**	Not annualized

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
Financial Highlights
Selected per Share Data for a Share Outstanding Throughout each Period

Investor Class Shares
Six months	Year ended February 28,
ended	Year ended	Year ended
August 31, 2017	February 28,	February 29,
(unaudited)	2017	2016	2015	2014	2013

Net asset value,
beginning of period	$12.61	$9.65	$10.80	$10.38	$8.65	$7.75

Investment activities
Net investment
income (loss)(A)	0.08	0.03	0.03	—	(B)	0.03	0.12
Net realized and
unrealized gain
(loss) on investments	(0.52)	2.99	(1.18)	0.43	2.13	0.94

Total from investment activities	(0.44)	3.02	(1.15)	0.43	2.16	1.06

Distributions
Net investment income	—	(0.06)	—	—	(0.32)	(0.04)
Net realized gains	—	—	—	(0.01)	(0.11)	(0.12)
Total distributions	—	(0.06)	—	(0.01)	(0.43)	(0.16)

Net asset value, end of period	$12.17	$12.61	$9.65	$10.80	$10.38	$8.65

Total Return	(3.49	%)**	31.30%	(10.65%)	4.14%	25.12%	13.77%

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.10	%*	1.63%	2.18%	2.28%	7.59%	21.40%
Expenses, net of legal and
compliance fees waivers
before management
fee waivers	2.10	%*	1.63%	2.18%	2.28%	6.77%	16.87%
Expenses, net of all waivers	1.40	%*	1.40%	1.40%	1.40%	1.53%	1.90%
Net investment
income (loss)	1.23	%*	0.25%	0.32%	0.03%	0.26%	1.45%
Portfolio turnover rate	34.10	%**	36.01%	38.37%	54.06%	41.45%	118.00%
Net assets, end of
period (000’s)	$214	$602	$225	$357	$318	$238

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Less than $0.01 per share.
*	Annualized
**	Not annualized

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Institutional Class Shares
	Six months				Year ended February 28,
	ended		Year ended	Year ended
	August 31, 2017		February 28,	February 29,
	(unaudited)		2017	2016	2015	2014	2013

Net asset value,
beginning of period	$13.44		$10.24	$11.48	$11.02	$8.88	$8.01

Investment activities
Net investment
income (loss) (A)	0.11		0.08	0.08	0.05	0.08	0.14
Net realized and unrealized
gain (loss) on investments	(0.56)		3.19	(1.27)	0.47	2.17	0.98

Total from investment activities	(0.45)		3.27	(1.19)	0.52	2.25	1.12

Distributions
Net investment income	—		(0.07)	(0.05)	(0.05)	—	(0.13)
Net realized gains	—		—	—	(0.01)	(0.11)	(0.12)
Total distributions	—		(0.07)	(0.05)	(0.06)	(0.11)	(0.25)

Net asset value, end of period	$12.99		$13.44	$10.24	$11.48	$11.02	$8.88

Total Return	(3.35	%)**	31.97%	(10.38%)	4.75%	25.33%	14.08%

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.27	%*	1.28%	1.70%	1.68%	4.62%	19.45%
Expenses, net of legal and
compliance fees waivers
before management
fee waivers	1.27	%*	1.28%	1.70%	1.68%	3.80%	14.92%
Expenses, net of all waivers	0.98	%*	0.98%	0.98%	0.98%	1.01%	1.65%
Net investment income (loss)	1.65	%*	0.67%	0.74%	0.45%	0.78%	1.70%
Portfolio turnover rate	34.10	%**	36.01%	38.37%	54.06%	41.45%	118.00%
Net assets, end of
period (000’s)	$57,917		$60,791	$21,687	$13,549	$7,265	$191

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
*	Annualized
**	Not annualized

See Notes to Financial Statements

DGHM MICROCAP VALUE FUND
Financial Highlights
Selected per Share Data for a Share Outstanding Throughout each Period

	Investor Class
	Six months		Period
	ended		July 11,
	August 31,		2016(B) to
	2017		February 28,
	(unaudited)		2017

Net asset value, beginning of period	$12.22		$10.41

Investment activities
Net investment income (loss)(A)	0.01		—
Net realized and unrealized gain (loss) on investments	0.60		1.81

Total from investment activities	0.61		1.81

Net asset value, end of period	$12.83		$12.22

Total Return	4.99	%**	17.39	%**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.04	%*	2.29	%*
Expenses, net of management fee waivers	1.50	%*	1.50	%*
Net investment income (loss)	0.13	%*	(0.05	%)*
Portfolio turnover rate	23.05	%**	34.16	%**
Net assets, end of period (000’s)	$318		$198

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Inception date
*	Annualized
**	Not Annualized

See Notes to Financial Statements

DGHM MICROCAP VALUE FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Institutional Class
	Six months		Period
	ended		June 1,
	August 31,		2016(B) to
	2017		February 28,
	(unaudited)		2017

Net asset value, beginning of period	$12.20		$10.00
Investment activities
Net investment income (loss) (A)	0.03		0.02
Net realized and unrealized gain (loss) on investments	0.61		2.22

Total from investment activities	0.64		2.24
Distributions
Net investment income	—		(0.04)
Total distributions	—		(0.04)

Net asset value, end of period	$12.84		$12.20

Total Return	5.25	%**	22.36	%**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.69	%*	1.58	%*
Expenses, net of management fee waivers	1.19	%*	1.19	%*
Net investment income (loss)	0.44	%*	0.29	%*
Portfolio turnover rate	23.05	%**	34.16	%**
Net assets, end of period (000’s)	$24,076		$22,931

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Inception date
*	Annualized
**	Not Annualized

See Notes to Financial Statements

DGHM FUNDS
Notes to Financial Statements
August 31, 2017 (unaudited)

Note 1 – Organization and Significant Accounting Policies
The DGHM All-Cap Value Fund, the DGHM V2000 SmallCap Value Fund, and the DGHM MicroCap Value Fund (the "Funds") are diversified series of the World Funds Trust (the "Trust"). The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. On October 23, 2013, the DGHM All-Cap Value Fund (“All-Cap Fund”) and DGHM V2000 SmallCap Value Fund (“SmallCap Fund”) were reorganized from the DGHM Investment Trust into the World Funds Trust. The All-Cap Fund and SmallCap Fund commenced operations on June 20, 2007 and June 30, 2010, respectively. DGHM MicroCap, G.P., a privately offered fund, was reorganized into the DGHM MicroCap Value Fund (“MicroCap Fund”) and commenced operations on June 1, 2016 subsequent to the tax-free transfer of assets by DGHM MicroCap, G.P.
The investment objective of each of the Funds is to provide long-term capital appreciation.
The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services –Investment Companies.
Security Valuation
The Funds’ securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds’ Board of Trustees (the “Trustees”). Short-term debt securities (less than 60 days to maturity) are valued at amortized cost which approximates the fair market value. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market

DGHM FUNDS
Notes to Financial Statements
August 31, 2017 (unaudited) — (Continued)

quotations are not readily available are valued on a consistent basis at fair value as determined in good faith under procedures approved by the Funds’ Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. If a security is valued at “fair value,” such value is likely to be different from the last quoted market price. Investment companies are valued at net asset value. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Trustees believe reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Funds’ net asset value is determined as of such times.
In accordance with GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP requires a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including a Fund’s own assumptions in determining fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DGHM FUNDS
Notes to Financial Statements
August 31, 2017 (unaudited) — (Continued)

The following is a summary of the inputs used to value the Funds’ investments, based on the three levels defined above, as of August 31, 2017:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
All-Cap Fund
Common Stocks	$10,651,940	$—	$—	$10,651,940
Short Term Investments	578,615	—	—	578,615
	$11,230,555	$—	$—	$11,230,555
SmallCap Fund
Common Stocks	$56,655,574	$—	$—	$56,655,574
Short Term Investments	1,487,677	—	—	1,487,677
	$58,143,251	$—	$—	$58,143,251
MicroCap Fund
Common Stocks	$22,424,288	$—	$—	$22,424,288
Short Term Investments	2,025,809	—	—	2,025,809
	$24,450,097	$—	$—	$24,450,097

Refer to the Funds’ Schedules of Investments for listings of securities by security type and category.
There were no transfers into or out of any levels during the six months ended August 31, 2017 for the Funds. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period. The Funds held no Level 3 securities at any time during the six months ended August 31, 2017.
Security Transactions and Income
Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. The Funds may invest in real estate investment trusts (REITs) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Interest income is recorded on an accrual basis. Discount on premiums are accreted or amortized to interest income using the effective interest method.

DGHM FUNDS
Notes to Financial Statements
August 31, 2017 (unaudited) — (Continued)

Cash and Cash Equivalents
Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market interest rate.
Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported.
Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Reclassification of Capital Accounts
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no impact on net assets or net asset value per share. As of August 31, 2017, there were no such classifications.
Class Net Asset Values and Expenses
The All-Cap Fund and the SmallCap Fund can each offer three classes of shares: Investor Class Shares, Class C Shares and Institutional Class Shares. The MicroCap Fund offers two classes of shares: Investor Class Shares and Institutional Class Shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, shareholder servicing and reports fees and transfer

DGHM FUNDS
Notes to Financial Statements
August 31, 2017 (unaudited) — (Continued)

agent fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The Class C Shares may be subject to a 1% contingent deferred sales charge on proceeds that are redeemed within one year of the purchase date. The contingent deferred sales charge is payable to the Distributor of the Trust, First Dominion Capital Corp (“FDCC”). Class C Shares automatically convert into Investor Class Shares after seven years. As of August 31, 2017, there were no Class C Shares of the SmallCap Fund outstanding.
Note 2 – Investment Advisory and Distribution Agreements and Other Transactions with Related Parties
Pursuant to Investment Advisory Agreements, Dalton, Greiner, Hartman, Maher & Co., LLC (the “Advisor”) provides investment advisory services for an annual fee on the average daily net assets of the Funds.
The Advisor received, waived and reimbursed expenses for the six months ended August 31, 2017 as follows:

		Management	Management	Expenses
Fund	Fee	Fee Earned	Fee Waived	Reimbursed
All-Cap	0.65%	$44,468	$42,323	$—
SmallCap	0.80%	241,391	87,565	—
MicroCap	1.00%	120,430	59,836	—

The Advisor has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, dividend expense on short sales, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, if applicable, and expenses incurred under a shareholder servicing or administrative servicing plan, if applicable) to not more than 1.10%, 0.98% and 1.19% of the average daily net assets of the All-Cap Fund, the SmallCap Fund, and the MicroCap Fund, respectively, through June 30, 2018. The Board of Trustees or the Advisor may terminate this expense limitation agreement by mutual written consent. The Advisor is entitled to fees waived and/or reimbursed during

DGHM FUNDS
Notes to Financial Statements
August 31, 2017 (unaudited) — (Continued)

the three previous fiscal years. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the respective fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the respective Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.
The total amount of recoverable reimbursements for the Funds as of August 31, 2017, and expiration dates are as follows:

Fund	Recoverable Reimbursements and Expiration Dates
	2018	2019	2020	2021	Total
All-Cap	$—	$—	$75,542	$42,323	$117,865
SmallCap	85,335	116,195	129,670	87,565	418,765
MicroCap	—	—	58,013	59,836	117,849

The Funds have adopted plans of distribution in accordance with Rule 12b-1 with regard to the Funds’ Investor Classes and Class C Shares under the 1940 Act (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Funds compensate the Funds’ principal underwriter for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds’ shares. The Plans provide that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor Class Shares and up to 1.00% of the average daily net assets of the Funds’ Class C Shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Funds’ shares. The 0.25% fee for the Investor Class Shares is a service fee. The 1.00% fee for the Class C Shares is comprised of a 0.25% service fee and a 0.75% distribution fee.
Additionally, the Funds have adopted a shareholder servicing plan for their Institutional Class, Investor Class, and Class C shares that provides for the payment of up to 0.25% to authorized firms for providing certain shareholder services. For the six months ended August 31, 2017, the following fees under the Plans were incurred:

DGHM FUNDS
Notes to Financial Statements
August 31, 2017 (unaudited) — (Continued)

Fund	Class	Type of Plan	Fees Incurred
All-Cap	Investor	12b-1	$ 9,778
All-Cap	Investor	Shareholder servicing	6,161
All-Cap	C	12b-1	11,152
All-Cap	C	Shareholder servicing	571
All Cap	Institutional	Shareholder servicing	1,766
SmallCap	Investor	12b-1	578
SmallCap	Investor	Shareholder servicing	770
SmallCap	Institutional	Shareholder servicing	12,955
MicroCap	Investor	12b-1	342
MicroCap	Investor	Shareholder servicing	206
MicroCap	Institutional	Shareholder servicing	4,783

FDCC acts as the Funds’ principal underwriter and distributor in the continuous public offering of the Funds’ shares. For the six months ended August 31, 2017, FDCC received no commissions or underwriting fees from the sale of the Funds’ shares. In addition, FDCC receives a contingent deferred sales charge (“CDSC”) of 1% of Class C share redemptions occurring within one year of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended August 31, 2017, FDCC received $12.36 in CDSC fees from the All-Cap Fund.
Commonwealth Fund Services, Inc. ("CFS"), acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended August 31, 2017, the following fees were earned:

		Transfer	Fund
Fund	Administration	Agent	Accounting
All-Cap Fund	$7,562	$8,914	$7,562
SmallCap Fund	23,776	14,043	13,483
MicroCap Fund	9,350	9,451	12,365

Certain officers of the Trust are also officers of CFS. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Funds for serving as an officer of the Trust.

DGHM FUNDS
Notes to Financial Statements
August 31, 2017 (unaudited) — (Continued)

Note 3 – Investments
The cost of purchases and proceeds from the sales of securities other than short-term investments for the six months ended August 31, 2017, were as follows:

Fund	Purchases	Sales
All-Cap	$3,081,762	$6,810,398
SmallCap	19,804,870	19,904,721
MicroCap	5,142,198	5,302,272

Note 4 – Distributions to Shareholders and Tax Components of Capital
Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
The tax character of distributions during the six months ended August 31, 2017 was as follows:

	All-Cap Fund
	Six months ended
	August 31, 2017	Year ended
	(unaudited)	February 28, 2017
Distributions paid from:
Ordinary income	$—	$302,972
Capital gains	—	769,441
	$—	$1,072,413

	SmallCap Fund
	Six months ended
	August 31, 2017	Year ended
	(unaudited)	February 28, 2017
Distributions paid from:
Ordinary income	$—	$312,920
Capital gains	—	18,639
	$—	$331,559

	MicroCap Fund
	Six months ended	Period of June 1,
	August 31, 2017	2016 to
	(unaudited)	February 28, 2017
Distributions paid from:
Ordinary income	$—	$66,712
	$—	$66,712

DGHM FUNDS
Notes to Financial Statements
August 31, 2017 (unaudited) — (Continued)

As of August 31, 2017, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	All-Cap	SmallCap	MicroCap
	Fund	Fund	Fund
Accumulated net investment income	$19,846	$497,007	$50,637
Accumulated net realized gain (loss)	1,397,623	1,916,569	1,484,931
Net unrealized appreciation (depreciation)
on investments	1,793,068	5,245,168	3,676,767
Total	$3,210,537	$7,658,744	$5,212,335

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)
All-Cap	$9,437,487	$2,060,300	$(267,232)	$1,793,068
SmallCap	52,898,083	8,428,227	(3,183,059)	5,245,168
MicroCap	20,773,330	4,402,996	(726,229)	3,676,767

Note 5 – Capital Stock Transactions
Shares of beneficial interest transactions for the Funds were:

	All-Cap Fund
	Six months ended August 31, 2017 (unaudited)
	Investor Class	Class C	Institutional Class
Shares sold	17,102	2,153	6,651
Shares reinvested	—	—	—
Shares redeemed	(313,026)	(45,301)	(81,945)
Net increase
(decrease)	(295,924)	(43,148)	(75,294)

	All-Cap Fund
	Year ended February 28, 2017
	Investor Class	Class C	Institutional Class
Shares sold	142,128	6,140	123,272
Shares reinvested	61,516	19,773	35,113
Shares redeemed	(636,645)	(144,917)	(720,494)
Net increase
(decrease)	(433,001)	(119,004)	(562,109)

DGHM FUNDS
Notes to Financial Statements
August 31, 2017 (unaudited) — (Continued)

	SmallCap Fund
	Six months ended August 31, 2017 (unaudited)
	Investor Class	Institutional Class
Shares sold	1,584	537,031
Shares reinvested	—	—
Shares redeemed	(31,764)	(603,481)
Net increase (decrease)	(30,180)	(66,450)

	SmallCap Fund
	Year ended February 28, 2017
	Investor Class	Institutional Class
Shares sold	40,278	2,876,342
Shares reinvested	197	22,644
Shares redeemed	(15,993)	(491,355)
Net increase (decrease)	24,482	2,407,631

	MicroCap Fund
	Six months ended August 31, 2017 (unaudited)
	Investor Class	Institutional Class
Shares sold	14,479	5,566
Shares reinvested	—	—
Shares redeemed	(5,854)	(9,826)
Net increase (decrease)	8,625	(4,260)

	MicroCap Fund
	Period June 1, 2016	Period July 11, 2016
	to February 28, 2017	to February 28, 2017
	Investor Class	Institutional Class
Shares sold	1,885,611	16,187
Shares reinvested	5,501	—
Shares redeemed	(11,177)	—
Net increase (decrease)	1,879,935	16,187

Note 6 – Line of Credit
The Trust, on behalf of the MicroCap Fund, entered into a Revolving Credit Agreement (the “Agreement”) with its custodian, Fifth Third Bank N.A. (the “Bank”). Pursuant to the terms of the Agreement, the Bank makes available to the MicroCap Fund, a line of credit facility under which the Bank may make loans to the MicroCap Fund from time to time. The Agreement provides a line of credit in an amount of up to $1,500,000 (the “Committed Amount”) for the MicroCap Fund. The Agreement further limits the MicroCap Fund to any borrowings under the Agreement for daily cash needs as a temporary measure for extraordinary or emergency purposes, or for the clearance of transactions, including, without

DGHM FUNDS
Notes to Financial Statements
August 31, 2017 (unaudited) — (Continued)

limitation, the payment of redemption orders. The terms of the Agreement provide for an up-front 0.10% closing fee. Any principal balance outstanding bears interest at the Federal Funds Rate and any amounts not drawn will be assessed unused fees at the rate of 0.25%. For the six months ended August 31, 2017, there were no borrowings under the Agreement and MicroCap Fund paid the up-front closing fee of $1,500 and unused fees of $521.
Note 7 – Subsequent Events
Management has evaluated subsequent events through the issuance of these financial statements. Except as already included in the notes to these financial statements, no additional items require disclosure.

Supplemental Information World Funds Trust (The “Trust”)
August 31, 2017 (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
ADVISORY CONTRACT RENEWAL
At a meeting held on May 16-17, 2017, the Board reviewed and discussed the renewal of the Investment Advisory Agreements (“Advisory Agreements”) between the Trust and DGHM in regard to the DGHM Funds. Legal counsel to the Trust (“Counsel”) noted that the Investment Company Act of 1940, as amended (the “1940 Act”) requires the approval of the investment advisory agreements between the Trust and its service providers by a majority of the Independent Trustees. The Board reflected on its discussions regarding the Advisory Agreements, the expense limitation agreement and the manner in which the DGHM Funds were managed with a representative from DGHM at the Meeting.
Mr. Lively referred the Board to the Board Materials, which included, among other things, a memorandum dated May 1, 2017 from Counsel addressing the duties of Trustees regarding the renewal of the Advisory Agreements, a letter from Counsel to DGHM and DGHM’s responses to that letter, a copy of DGHM’s financial information, a fee comparison analysis for the DGHM Funds and comparable mutual funds, and the Advisory Agreements. He also discussed the current expense limitation arrangements in place for the DGHM Funds. He discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by DGHM; (ii) the investment performance of the DGHM Funds; (iii) the costs of the

Supplemental Information World Funds Trust (The “Trust”)
August 31, 2017 (unaudited) — (Continued)

services to be provided and profits to be realized by DGHM from the relationship with the DGHM Funds; (iv) the extent to which economies of scale would be realized if the DGHM Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the DGHM Funds’ investors; and (v) DGHM’s practices regarding possible conflicts of interest.
In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in DGHM’s presentation earlier in the Meeting such as information regarding the expense limitation agreement and the manner in which the DGHM Funds were managed. The Board requested and/or was provided with information and reports relevant to the annual renewal of the Advisory Agreements, including: (i) reports regarding the services and support provided to the DGHM Funds and their shareholders; (ii) quarterly assessments of the investment performance of the DGHM Funds; (iii) commentary on the reasons for the performance; (iv) presentations by DGHM management addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the DGHM Funds; (v) compliance reports concerning the DGHM Funds and DGHM; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of DGHM; and (vii) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.
The Board also requested and received various informational materials including, without limitation: (i) documents containing information about DGHM, including financial information, a description of personnel and the services provided to the DGHM Funds, information on investment advice, performance, summaries of expenses for the DGHM Funds, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the DGHM Funds; (iii) the anticipated effect of size on the DGHM Funds’ performance and expenses; and (iv) benefits to be realized by DGHM from its relationship with the DGHM Funds. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the continuation of the Advisory Agreements, the Trustees considered numerous factors, including:

Supplemental Information World Funds Trust (The “Trust”)
August 31, 2017 (unaudited) — (Continued)

The nature, extent, and quality of the services to be provided by DGHM.
In this regard, the Trustees considered the responsibilities DGHM would have under the Advisory Agreements. The Trustees reviewed the services to be provided by DGHM to the DGHM Funds including, without limitation: DGHM’s procedures for formulating investment recommendations and assuring compliance with the DGHM Funds’ investment objectives and limitations; its coordination of services for the DGHM Funds among the DGHM Funds’ service providers, and the efforts to promote the DGHM Funds, grow their assets, and assist in the distribution of DGHM Funds shares. The Trustees also considered the marketing efforts made by DGHM for the DGHM Funds. The Trustees considered: DGHM’s staffing, personnel, and methods of operation; the education and experience of DGHM’s personnel; and DGHM’s compliance program, policies, and procedures. After reviewing the foregoing and further information from DGHM (e.g., DGHM’s compliance programs), the Trustees concluded that the quality, extent, and nature of the services to be provided by DGHM were satisfactory and adequate for the DGHM Funds.
Investment Performance of the DGHM Funds and DGHM.
The Trustees compared the performance of the DGHM Funds for various periods ending March 31, 2017 with the performance of the DGHM Funds’ respective benchmarks – the Russell 3000® Value Index for the DGHM All-Cap Value Fund and, the Russell 2000® Value Index for the DGHM V2000 SmallCap Value Fund and the DGHM MicroCap Value Fund. The Trustees also considered the performance of each Fund relative to a peer groups and categories identified by Morningstar, Inc. In considering the foregoing, the Trustees reviewed analytical reports prepared by Morningstar, Inc. The Trustees also considered a variety of other metrics relating to performance within the analytical reports prepared by Morningstar, Inc., including year-by-year and quarter-by-quarter relative to the respective categories. The Trustees also considered specific performance information prepared by DGHM, including information relating to the performance of the DGHM Funds relative to separately managed accounts (each a “Composite”) managed by DGHM with investment strategies that are substantially similar to those utilized by the DGHM Funds. The Trustees generally considered information that was as of March 31, 2017 although they took into consideration other performance information that had been provided to them since the previous approvals of the Advisory Agreements. With respect to the DGHM All-Cap Value Fund, the Board noted that that Fund closely tracked its benchmark index for the 1-year period, but trailed the benchmark for the 3-year and 5-year periods. The Trustees noted that the DGHM All-Cap Value Fund performed above the median for its peer group and category for the 1-year period,

Supplemental Information World Funds Trust (The “Trust”)
August 31, 2017 (unaudited) — (Continued)

above its peer group median for the 3-year and 5-year periods, but below the category median for the 3-year and 5 year periods. With respect to the DGHM V2000 SmallCap Value Fund, the Board noted that that Fund lagged its benchmark index and the category and peer group medians for the 1-year, 3-year and 5-year periods. With respect to the DGHM MicroCap Value Fund, the Board noted that that Fund closely tracked (but outperformed) its benchmark index for the 1-year period and outperformed for the 3-year, 5-year and 10-year periods. The Trustees noted that the DGHM MicroCap Value Fund performed above the median for its peer group and category for the 1-year, 3-year, 5-year and 10-year and periods. The Trustees considered that the performance of the DGHM MicroCap Value Fund for periods prior to Jun 1, 2016 reflects performance during which that Fund was operated as an unregistered private fund, but they noted that such performance was nonetheless relevant to their considerations of the long-term performance achieved by DGHM. The Board considered other summary performance information related to the category and peer group vis-à-vis each of the DGHM Funds, historical year-by-year and quarter-by-quarter performance and percentile rankings. The Board considered the foregoing comparative data in light of the investment strategies and objective of the DGHM All-Cap Value Fund, and determined that deviations from benchmark performance and category and peer medians was to be expected for an actively managed mutual fund. The Trustees determined that that the performance of each of the DGHM Funds relative to the benchmark and category and peer group was satisfactory. The Trustees also noted that the performance of each of the DGHM Funds was very comparable to the relevant Composite and the Board considered the reasons for differences in results of the DGHM Funds versus the Composite, which it deemed reasonable. The Board concluded, based on the foregoing, that the performance of each of the DGHM Funds was satisfactory.
The costs of the services to be provided and profits to be realized by DGHM from the relationship with the DGHM Funds.
In considering the costs of the services to be provided and profits to be realized by DGHM from the relationship with the DGHM Funds, the Trustees considered DGHM’s staffing, personnel, and methods of operation; the financial condition of DGHM and the level of commitment to the DGHM Funds by DGHM and its principals; the asset levels of the DGHM Funds; and the expenses of the DGHM Funds. The Trustees considered financial statements of DGHM and discussed the financial stability and productivity of the firm. The Trustees considered the profit analysis provided by DGHM with respect to the DGHM Funds and concluded that the profits to be derived by DGHM were acceptable. With regard to the DGHM All-Cap Value Fund, the Trustees noted that, on a gross basis, its management fee was equal to the median of the category and below the peer

Supplemental Information World Funds Trust (The “Trust”)
August 31, 2017 (unaudited) — (Continued)

group median, and it was substantially lower than the peer group and category medians on a net basis. With regard to the DGHM MicroCap Value Fund, the Trustees noted that, on a gross basis, its management fee was equal to its peer group median, but higher than the category median, and they also noted that on a net basis, the management fee was substantially lower than the peer group and category medians. With regard to the DGHM V2000 SmallCap Value Fund, the Trustees noted that, on a gross and net basis, its management fee was below its peer group and category medians. The Trustees noted DGHM’s historical practice of keeping an expense limitation in place for all of the DGHM Funds, and they expressed the view that this measure would operate to lower management fees until assets grew, which, in turn, could yield positive benefits to the DGHM Funds in terms of overall expenses. The Trustees also considered the fees charged by DGHM to its separate account clients. With respect to the DGHM All-Cap Value Fund and the DGHM V2000 SmallCap Value Fund, the Trustees noted that the management fees payable to DGHM were lower than those charged to separate account clients that were similarly sized, but that breakpoints were in place for those separate account clients that would lower their fees as assets grew, which was not a feature in the advisory fee structure for these two DGHM Funds. With respect to the DGHM MicroCap Value Fund, the Trustees noted that the management fees payable to DGHM were lower than those charged to separate account clients. The Trustees considered DGHM’s rationale for the differences in fee structure for the DGHM All-Cap Value Fund and the DGHM V2000 SmallCap Value Fund and accepted it as reasonable. Following this analysis and upon further consideration and discussion of the foregoing, the Trustees concluded that the fees to be paid to DGHM by the DGHM Funds were fair and reasonable and within a range that could have been negotiated at arms-length in light of all of the circumstances.
The extent to which economies of scale would be realized as the DGHM Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the DGHM Funds’ investors.
In this regard, the Trustees considered the DGHM Funds’ fee arrangements with DGHM. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the DGHM Funds would benefit from the expense limitation arrangement in place for the DGHM Funds. The Trustees also noted that the DGHM Funds would benefit from economies of scale under its agreements with some of its service providers other than DGHM, which they attributed to the negotiation efforts of DGHM on behalf of the DGHM Funds. The Trustees also considered DGHM’s fees for separate accounts that are managed in a manner similar to the DGHM Funds. The Trustees noted that the DGHM Funds enjoyed lower fees at the lower asset levels than DGHM’s separate

Supplemental Information World Funds Trust (The “Trust”)
August 31, 2017 (unaudited) — (Continued)

account clients but that the separate accounts could realize economies of scale for larger account sizes. The Trustees considered DGHM’s rationale for the differences in fee rates between the DGHM Funds and DGHM’s separate account clients and determined that rationale to be acceptable. The Trustees noted the expense limitation arrangements that DGHM had in place for the DGHM Funds and expressed the view that these types of arrangements are actually better for a mutual fund since it ensures that at lower asset levels each of the DGHM Funds would enjoy the benefit of lower overall fees, whereas a breakpoint structure would only benefit shareholders if assets grew significantly higher than currently in the DGHM Funds. Following further discussion of the DGHM Funds’ asset levels, expectations for growth, and levels of fees, the Trustees determined that the DGHM Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the expense limitation arrangement provided potential savings or protection for the benefit of the DGHM Funds’ investors.
Possible conflicts of interest and benefits derived by DGHM.
In considering DGHM’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the DGHM Funds; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the DGHM Funds and/or DGHM’s other accounts; and the substance and administration of DGHM’s code of ethics. The Trustees also considered benefits that DGHM derives from its relationship with the DGHM Funds, in addition to its fees. In this regard, the Trustees noted that DGHM receives ancillary benefits such as soft dollars, the ability to market additional products and services to shareholders of the DGHM Funds and increased market exposure. Based on the foregoing, the Trustees determined that DGHM’s standards and practices relating to the identification and mitigation of possible conflicts of interest and the benefits to be derived by DGHM were satisfactory and acceptable.
After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board members, the Board determined that the compensation payable under the Advisory Agreements, was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve each of those Agreements for another one-year period.

DGHM FUNDS
Fund Expenses (unaudited)

Fund Expenses Example
As a shareholder, you incur two types of costs: (1) transaction costs, including deferred sales charges on certain redemptions made within one year of purchase (Class C shares in DGHM All-Cap Value Fund) and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the DGHM Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2017, and held for the six months ended August 31, 2017.
Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DGHM FUNDS
Fund Expenses (unaudited) (Continued)

				Expenses Paid
		Ending		During
	Beginning	Account	Annualized	Period
	Account	Value	Expense	Ended*
	Value	(8/31/17)	Ratio	8/31/17
All-Cap
Investor Class Actual	$1,000.00	$970.40	1.50%	$7.45
Investor Class Hypothetical**	$1,000.00	$1,017.50	1.50%	$7.63
Class C Actual	$1,000.00	$967.60	2.10%	$10.41
Class C Hypothetical**	$1,000.00	$1,014.50	2.10%	$10.66
Institutional Class Actual	$1,000.00	$972.70	1.10%	$5.47
Institutional Class Hypothetical**	$1,000.00	$1,019.50	1.10%	$5.60
SmallCap
Investor Class Actual	$1,000.00	$965.10	1.40%	$6.93
Investor Class Hypothetical**	$1,000.00	$1,018.00	1.40%	$7.12
Institutional Class Actual	$1,000.00	$966.50	0.98%	$4.86
Institutional Class Hypothetical**	$1,000.00	$1,020.10	0.98%	$4.99
MicroCap
Investor Class Actual	$1,000.00	$1,049.90	1.50%	$7.75
Investor Class Hypothetical**	$1,000.00	$1,017.50	1.50%	$7.63
Institutional Class Actual	$1,000.00	$1,052.50	1.19%	$6.16
Institutional Class Hypothetical**	$1,000.00	$1,019.05	1.19%	$6.06

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days for All-Cap Fund, SmallCap Fund, and MicroCap Fund in the most recent fiscal half year divided by 365 days in the current year.

**	5% return before expenses

This report and the financial statements contained herein are submitted for the general information of the shareholders of the All-Cap Fund, the SmallCap Fund and the MicroCap Fund (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.
Distributor: First Dominion Capital Corp., 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235, Phone 1-800-776-5459.
Investments in the Funds are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objectives. Investments in the Funds are subject to the following risks: market risk, small-cap, mid-cap and large-cap securities risk, management style risk, sector risk, issuer risk, ETF risks, and short-term investment risk. More information about these risks and other risks can be found in the Funds’ prospectus.
The performance information quoted in this Annual Report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more of less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain actual performance data regarding the Funds, including performance data current to the Funds’ most recent month-end, please call 1-800-673-0550.
An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. Copies of the prospectus are available by calling Commonwealth Fund Services at 1-800-653-2839. The prospectus should be read carefully before investing.
Stated performance in the Funds was achieved at some or all points during the period by Dalton, Greiner, Hartman, Maher & Co., LLC, (“DGHM”), the investment advisor to the Funds. DGHM waived or reimbursed part of the DGHM All-Cap Value Fund’s, DGHM V2000 SmallCap Value Fund’s and DGHM MicroCap Value Fund’s total expenses. Had DGHM not waived or reimbursed expenses of the Funds, the Funds’ performances would have been lower.
This Semi-Annual Report was first distributed to shareholders on or about October 30, 2017.
For more information on your DGHM All-Cap Value Fund, your DGHM V2000 SmallCap Value Fund or your DGHM MicroCap Value Fund, see our website at www.dghm.com or call Commonwealth Fund Services, Inc. toll-free at 1-800-653-2839.

Investment Advisor:
Dalton, Greiner, Hartman, Maher & Co., LLC
565 Fifth Avenue, Suite 2101
New York, New York 10017-2413
Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115
Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211
Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 (Toll Free)

ITEM 2.    CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ David A Bogaert
David A. Bogaert President and Principal Executive Officer
Date: November 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ David A Bogaert
David A. Bogaert President and Principal Executive Officer
Date: November 8, 2017

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Treasurer and Principal Financial Officer
Date: November 8, 2017

* Print the name and title of each signing officer under his or her signature.